RECEIVABLES, PREPAID EXPENSES, DEPOSITS, AND LOAN RECEIVABLE	12 Months Ended
Dec. 31, 2022
RECEIVABLES, PREPAID EXPENSES, DEPOSITS, AND LOAN RECEIVABLE [Abstract]
RECEIVABLES, PREPAID EXPENSES, DEPOSITS, AND LOAN RECEIVABLE [Text Block]

6. RECEIVABLES, PREPAID EXPENSES, DEPOSITS, AND LOAN RECEIVABLE

Receivables and Prepaid Expenses As at	December 31, 2022	December 31, 2021
Receivables	$98,138	$37,202
Prepaid expenses	976,232	684,354
Total Receivables and Prepaid Expenses	$1,074,370	$721,556

Long-Term Deposits As at	December 31, 2022	December 31, 2021
Long-term security deposits*	$37,228	$33,294
Total Long-Term Deposits	$37,228	$33,294

*Long-term security deposits include security deposit for Boise office lease, equipment rental and the campground lease.

At December 31, 2022 and December 31, 2021, the Company anticipates full recovery or full utilization of these amounts and therefore no impairment has been recorded against these receivables, prepaid expenses, and long-term deposits. The Company holds no collateral for any receivable amounts outstanding as at December 31, 2022 and 2021.

In August 2020, the Company extended a $140,000 loan to a local entrepreneur to complete the construction of a restaurant in Jordan Valley. The loan was subsequently increased from $140,000 to $175,000 in early 2021. The loan bore a 6.0% interest rate per annum for a five-year term and the monthly loan instalment was $3,383. The loan was fully secured by the premises and all property affixed or attached to or incorporated upon the premises.

The loan was fully repaid in the current year ended December 31, 2022, including $8,588 interest accrued up to May 31, 2022. Upon the loan repayment, the Company released its security on the premises and all property affixed or attached to or incorporated upon the premises.

A summary of the changes in the loan receivable for the years ended December 31, 2022 and 2021 is as follows:

Loan receivable
Balance, December 31, 2020	$140,000
Loan receivable - addition	35,000
Principal payments	(7,562)
Balance, December 31, 2021	$167,438
Principal payments	(167,438)
Balance, December 31, 2022	$-

	December 31, 2022	December 31, 2021
Loan receivable - current portion	$-	$47,830
Loan receivable - non-current portion	-	119,608
Total Loan Receivable	$-	$167,438